Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenues | ₪		₪ 3,871	₪ 4,027	₪ 4,180
Cost of revenues | ₪		(2,680)	(2,702)	(2,763)
Gross profit | ₪		1,191	1,325	1,417
Selling and marketing expenses | ₪		(479)	(574)	(620)
General and administrative expenses | ₪		(426)	(420)	(465)
Other income (expenses), net | ₪		11	(21)	(22)
Operating profit | ₪		297	310	310
Financing income | ₪		52	46	55
Financing expenses | ₪		(196)	(196)	(232)
Financing expenses, net | ₪		(144)	(150)	(177)
Profit before taxes on income | ₪		153	160	133
Taxes on income | ₪		(40)	(10)	(36)
Profit for the year | ₪		113	150	97
Attributable to:
Owners of the Company | ₪		112	148	95
Non-controlling interests | ₪		1	2	2
Profit for the year | ₪		₪ 113	₪ 150	₪ 97
Earnings per share
Basic earnings per share (in NIS) | ₪ / shares		₪ 1.11	₪ 1.47	₪ 0.95
Diluted earnings per share (in NIS) | ₪ / shares		₪ 1.10	₪ 1.47	₪ 0.95
Weighted-average number of shares used in the calculation of basic earnings per share (in shares) | shares	100,654,935	100,654,935	100,604,578	100,589,458
Weighted-average number of shares used in the calculation of diluted earnings per share (in shares) | shares	100,889,661	100,889,661	100,698,306	100,589,530
Convenience translation into U.S. dollar [Member]
Statement Line Items [Line Items]
Revenues | $	$ 1,117
Cost of revenues | $	(773)
Gross profit | $	344
Selling and marketing expenses | $	(138)
General and administrative expenses | $	(123)
Other income (expenses), net | $	3
Operating profit | $	86
Financing income | $	15
Financing expenses | $	(57)
Financing expenses, net | $	(42)
Profit before taxes on income | $	44
Taxes on income | $	(11)
Profit for the year | $	33
Attributable to:
Owners of the Company | $	33
Non-controlling interests | $
Profit for the year | $	$ 33
Earnings per share
Basic earnings per share (in NIS) | $ / shares	$ 0.32
Diluted earnings per share (in NIS) | $ / shares	$ 0.32
Weighted-average number of shares used in the calculation of basic earnings per share (in shares) | shares	100,654,935	100,654,935
Weighted-average number of shares used in the calculation of diluted earnings per share (in shares) | shares	100,889,661	100,889,661